RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information
RELATED PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

The following table sets forth the related party transaction activities for the three and six months ended June 30, 2013 and 2012, respectively:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
GreenHunter
Salt water disposal (1)	$589,985	$—	$1,445,510	$—
Equipment rental (1)	98,306	316,000	72,783	631,000
Interest Income from Note Receivable (2)	53,931	56,611	107,708	81,889
Dividends received from Series C shares	36,667	55,000	91,667	81,278
Loss on investments (2)	208,480	65,280	677,007	121,087
Pilatus Hunter, LLC
Airplane rental expenses (3)	20,100	64,125	67,350	81,225
Executive of the Company
Corporate apartment rental (4)	—	4,000	—	18,000

(1) GreenHunter is an entity of which Gary C. Evans, our Chairman and CEO, is the Chairman, a major shareholder and former CEO; and of which Ronald Ormand, our Executive Vice President - Finance and Head of Capital Markets, and our former Chief Financial Officer and a director, is a former director; and of which David Krueger, our former Chief Accounting Officer and Senior Vice President, is the former Chief Financial Officer. Eagle Ford Hunter, Triad Hunter and Viking International Resources, Inc. ("Virco"), wholly-owned subsidiaries of the Company, receive services related to brine water and rental equipment from GreenHunter and affiliated companies White Top Oilfield Construction, LLC and Black Water Services, LLC. The Company believes that such services are provided at competitive market rates and are comparable to, or more attractive than, rates that could be obtained from unaffiliated third party suppliers of such services. Prepaid expenses from GreenHunter were $55,800 and $0 at June 30, 2013 and December 31, 2012, respectively. The Company had net accounts payable to GreenHunter of $546,038 and $0 at June 30, 2013 and December 31, 2012, respectively.

(2) On February 17, 2012, the Company sold its wholly-owned subsidiary, Hunter Disposal to GreenHunter Water, LLC ("GreenHunter Water"), a wholly-owned subsidiary of GreenHunter.  The Company recognized an embedded derivative asset resulting from the conversion option on the convertible promissory note it received as partial consideration for the sale. The fair market value of the derivative asset was $53,000, and $264,000 at June 30, 2013 and December 31, 2012, respectively.  See "Note - 4 Fair Value of Financial Instruments." The Company has recorded interest income as a result of the note receivable from GreenHunter. Also as a result of this transaction, the Company has an equity method investment in GreenHunter. that is included in derivatives and other long term assets and an available for sale investment in GreenHunter included in investments.

(3) The Company rented an airplane for business use for certain members of Company management at various times from Pilatus Hunter, LLC, an entity 100% owned by Mr. Evans.  Airplane rental expenses are recorded in general and administrative expense.

(4) During the three and six months ended June 30, 2012, the Company paid rent pertaining to a lease for a corporate apartment from an executive of the Company which was being used by other Company employees.  The lease was terminated in May 2012.

In connection with the sale of Hunter Disposal, Triad Hunter entered into agreements with Hunter Disposal and GreenHunter Water for wastewater hauling and disposal capacity in Kentucky, Ohio, and West Virginia and a five-year tank rental agreement with GreenHunter Water.  See "Note 6 - Divestitures and Discontinued Operations" for additional information.

RELATED PARTY TRANSACTIONS

During 2012, 2011, and 2010, we rented an airplane for business use at various times from Pilatus Hunter, LLC, an entity 100% owned by Gary C. Evans, our Chairman and CEO. Airplane rental expenses totaled $174,000, $463,000, and $450,000, for the years ended December 31, 2012, 2011, and 2010, respectively.

During 2011 and 2010, we obtained accounting services and use of office space from GreenHunter Resources, Inc., an entity for which Mr. Evans is the Chairman, a major shareholder and former CEO; for which Ronald Ormand, our Chief Financial Officer and a director, is a former director; and for which David Krueger, our former Chief Accounting Officer and Senior Vice President, is the Chief Financial Officer. Professional services expenses totaled $162,000 and $212,000 for the years ended December 31, 2011 and 2010, respectively. In 2012, all accounting services were managed entirely by Magnum Hunter employees.

On October 13, 2011, the Company purchased an office building for $1.7 million from GreenHunter Resources, Inc. In conjunction with the purchase, the Company entered into a term note with a financial institution for $1.4 million due on November 30, 2017. The building houses the accounting functions of Magnum Hunter, and the building purchase enabled the Company to terminate the previous services arrangement described above.

We entered into a lease for a corporate apartment from an executive of the Company who was transferred for monthly rent of $4,500 for use by Company employees. During the years ended December 31, 2012 and 2011, the Company paid rent of $22,500 and $36,000, respectively, pertaining to the lease. The lease terminated in May 2012.

During 2012 and 2011, Eagle Ford Hunter and Triad Hunter, wholly-owned subsidiaries of the Company, rented storage tanks for disposal water and equipment from GreenHunter Resources, Inc. Rental costs totaled $1.0 million and $1.3 million for the years ended December 31, 2012 and 2011, respectively. The Company believes that such rentals are provided at competitive market rates and are comparable to or more attractive than rates that could be obtained from unaffiliated third party suppliers of such services. Additionally, these companies regularly obtained, and we continue to obtain, services from GreenHunter Resources, Inc. for water disposal. Disposal charges recorded in lease operating expenses totaled $2.4 million for the year ended December 31, 2012. We had no related party disposal charges in 2011 or 2010. As of December 31, 2012 and 2011, we had net accounts payable to GreenHunter of $0 and $70,000, respectively.

On February 17, 2012, the Company sold its wholly-owned subsidiary, Hunter Disposal, LLC, to GreenHunter Water, LLC, a wholly-owned subsidiary of GreenHunter Resources, Inc. The terms and conditions of the equity purchase agreement between the parties were approved by an independent special committee of the Board of the Company. Total consideration for the sale was approximately $9.3 million comprised of $2.2 million in cash, 1,846,722 shares of GreenHunter Resources, Inc. restricted common stock valued at $2.6 million based on a closing price of $1.79 per share, discounted for restrictions, 88,000 shares of GreenHunter Resources, Inc. 10% Series C Cumulative Preferred Stock with a fair value of $1.9 million, and a $2.2 million convertible promissory note which is convertible at the option of the Company into 880,000 shares of GreenHunter Resources, Inc. common stock based on the conversion price of $2.50 per share. The Company recognized a gain of on the sale of $2.4 million, in gain on sale of discontinued operations, net of tax. The Company has recognized an embedded derivative asset resulting from the conversion option on the convertible promissory note with fair market value of $264,000 at December 31, 2012. See "Note 4 - Fair Value of Financial Instruments" for additional information. The cash proceeds from the sale were adjusted downward to $783,000 for changes in working capital and certain fees to reflect the effective date of the sale of December 31, 2011. The Company has recorded interest income as a result of the note receivable from GreenHunter Resources, Inc., in the amount of $191,278 for the year ended December 31, 2012. As a result of this transaction, the Company has an investment in GreenHunter Resources, Inc. that is included in derivatives and other long term assets and recorded under the equity method. The loss related to this investment was $1.3 million for the year ended December 31, 2012. In connection with the sale, Triad Hunter entered into agreements with Hunter Disposal, LLC and GreenHunter Water, LLC for wastewater hauling and disposal capacity in Kentucky, Ohio, and West Virginia and a five-year tank rental agreement with GreenHunter Water, LLC.

Mr. Evans, our Chairman and Chief Executive Officer, was a 4.0% limited partner in TransTex Gas Services, LP, which limited partnership received total consideration of 622,641 Class A Common Units of Eureka Hunter Holdings and cash of $46.0 million upon the Company’s acquisition of certain of its assets.  This includes units issued in accordance with the agreement of Eureka Hunter Holdings and TransTex to provide the limited partners of TransTex the opportunity to purchase additional Class A Common Units of Eureka Hunter Holdings in lieu of a portion of the cash distribution they would otherwise receive.  Certain limited partners purchased such units, including Mr. Evans, who purchased 27,641 Class A Common Units of Eureka Hunter Holdings for $553,000 at the same per unit purchase price offered to all TransTex investors.

Prc Williston Llc [Member]
Segment Reporting Information
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

The Company and its parent, Magnum Hunter, have an arrangement whereby Magnum Hunter provides funding to the Company for costs of developing oil and gas properties and Magnum Hunter allocates interest expense and general and administrative expenses to the Company. The allocation of interest expense is based on the amount funded to the Company multiplied by the interest rate applicable to the MHR Senior Revolving Credit Facility. General and administrative expenses are allocated to the Company from Magnum Hunter on a pro rata basis relating to the Company's revenues in proportion to the consolidated oil and gas sales of Magnum Hunter and all its subsidiaries.
The following table sets forth the Company’s related-party expenses during the three and six month periods ended June 30, 2013 and 2012:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Interest expense	615,000	481,000	1,096,000	962,000
General and administrative	197,000	299,000	514,000	598,000

Accumulated interest and general and administrative expense allocated to PRC Williston are included in accounts payable due to Parent. At June 30, 2013, the balance due to Magnum Hunter was $59.9 million, and $59.0 million at December 31, 2012.

RELATED PARTY TRANSACTIONS

The Company and its parent, Magnum Hunter, have an arrangement whereby Magnum Hunter provides funding to the Company for costs of developing oil and gas properties and Magnum Hunter allocates interest expense and general and administrative expenses to the Company.  The allocation of interest expense is computed based on the amount funded to the Company multiplied by the interest rate applicable to Magnum Hunter’s revolving credit facility.  The effective interest rate due by the Company to Magnum Hunter was approximately 3.56%, 3.55%, and 4.50% for the years ended December 31, 2012, 2011, and 2010, respectively.  The interest expense allocated to PRC Williston was $2.1 million, $2.1 million, and $2.5 million, for the years ended December 31, 2012, 2011, and 2010, respectively.  Accrued interest is included in accounts payable due to Parent.  General and administrative expenses are allocated to the Company from Magnum Hunter on a pro rata basis relating to the Company’s revenues in proportion to the consolidated oil and gas sales of Magnum Hunter and all its subsidiaries.  The general and administrative expense allocated to PRC Williston was $1.2 million, $2.7 million, and $5.6 million for the years ended December 31, 2012, 2011, and 2010, respectively.  The accumulated charges from the general and administrative expense allocation are included in accounts payable due to Parent.  At December 31, 2012, the balance due to Magnum Hunter was $59.0 million, and the balance was $60.2 million as of December 31, 2011.